Risks and Concentration (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risks and Concentration (Details) [Line Items]
Percentage of revenue	10.00%	10.00%	10.00%
Concentration risk percentage	10.00%
Accounts Receivable [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk percentage	10.00%